INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of Detailed Information About Intangible Assets
The intangible assets are as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Placement fees	$1,564	$2,189
Customer relationship intangible	1,673	2,187
Contractual development fees	1,941	2,717
Intangible assets	$5,178	$7,093

Disclosure of Reconciliation of Changes in Intangible Assets

(in thousands of U.S. dollars)
For the year ended December 31, 2023	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$2,189	$—	$(625)	$—	$1,564
Customer relationship intangible	2,187	—	(514)	—	1,673
Contractual development fees	2,717	—	(776)	—	1,941
Intangible assets	$7,093	$—	$(1,915)	$—	$5,178

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$2,814	$—	$(625)	$—	$2,189
Customer relationship intangible	2,701	—	(514)	—	2,187
Contractual development fees	3,809	—	(1,092)	—	2,717
Intangible assets	$9,324	$—	$(2,231)	$—	$7,093